Asset Purchase Agreement	12 Months Ended
Dec. 31, 2023
Asset Purchase Agreement
Asset Purchase Agreement

NOTE 5 – Asset Purchase Agreement

On March 20, 2023, the “Company entered into an Asset Purchase Agreement by and among the Company, on the one hand and JT Technologies LLC (“JTLLC”) and Nitish Sharma, an individual and the sole managing member of JTLLC, on the other hand whereby the Company acquired various big data analytics related assets from the Seller for use in the gaming and gambling industry to analyze player behavior and fraud protection, among other similar information. Collectively, al intellectual property, proprietary and non-proprietary technology, know-how, and all other assets of the seller that maybe, directly, or indirectly, applied to big data analytics in the gaming and gaming industry. In exchange for the Acquired Assets, the Company issued 5,000,000 restricted shares valued at $875,000.

The Company evaluated the Asset Purchase Agreement in accordance with ASC 805 – Business Combinations which notes the threshold requirements of a business combination that includes the expanded definition of a “business” and defines elements that are to be present to be determined whether an acquisition of a business occurred. No “activities” of the acquiree were acquired. Instead, the Company obtained control of a set of inputs (the acquired assets). Thus, the Company determined agreement is an acquisition of assets, not an acquisition of a business in accordance with ASC 805. On June 11, 2024, as a result of this change in management, the Company’s Board of Directors voted to  cease all prior operations of the Company involving big data analytics software for use in the gaming and financial technology industries, As a result, the Company evaluated the assets and determined the value to be $0 and as of December 31, 2024 and such the total purchase price of $875,000 in connection with the assets acquired is included in loss on acquisition of intangible assets, in the Statement of Operations (See note 11).